CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance, shares at Dec. 31, 2022	18,617,560
Balance, amount at Dec. 31, 2022	$ 18,618	$ 61,262,912	$ (68,698,389)	$ (7,416,859)
Balance, shares at Dec. 31, 2022	18,617,560
Balance, amount at Dec. 31, 2022	$ 18,618	61,262,912	(68,698,389)	(7,416,859)
Balance, shares at Dec. 31, 2022	18,617,560
Balance, amount at Dec. 31, 2022	$ 18,618	61,262,912	(68,698,389)	(7,416,859)
Balance, shares at Dec. 31, 2022	18,617,560
Balance, amount at Dec. 31, 2022	$ 18,618	61,262,912	(68,698,389)	(7,416,859)
Restatement adjustment			1,078,950	1,078,950
Balance - January 1, 2023 (as restated) shares	18,617,560
Balance - January 1, 2023 (as restated) amount	$ 18,618	61,262,912	(67,619,439)	(6,337,909)
Share based payments		520,449		520,449
Stock issued for cashless exercise of options, shares	84,462
Stock issued for cashless exercise of options, amount	$ 84	(84)
Stock issued for exercise of warrants, amount	170,000
Stock issued for cashless exercise of options, amount	$ 170	209,330		209,500
Net loss			5,668,314	5,668,314
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Share based payments		770,216	0	770,216
Stock issued for cashless exercise of options, amount		(2)	0	0
Net loss		0	(2,854,875)	(2,854,875)
Gain on modification of related party debt		10,827,195	0	10,827,195
Balance, amount at Mar. 31, 2024		73,590,016	(64,806,000)	8,802,890
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Balance, amount at Jun. 30, 2024		73,726,457	(70,952,914)	2,792,754
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Balance, amount at Sep. 30, 2024		73,877,564	(71,410,460)	2,486,339
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Share based payments		1,088,923		1,088,923
Stock issued for cashless exercise of options, shares	341,239
Stock issued for cashless exercise of options, amount	$ 341	(341)
Stock issued for exercise of warrants, amount	5,000
Stock issued for cashless exercise of options, amount	$ 5	17,495		17,500
Net loss			(10,802,111)	(10,802,111)
Stock issued for cashless exercise of warrants, shares	17,370
Stock issued for cashless exercise of warrants, amount	$ 18	(18)
Gain on modification of related party debt		10,827,195		10,827,195
Balance, shares at Dec. 31, 2024	19,235,631
Balance, amount at Dec. 31, 2024	$ 19,236	73,925,861	(72,753,236)	1,191,861
Balance, amount at Mar. 31, 2024		73,590,016	(64,806,000)	8,802,890
Share based payments		136,778	0	136,778
Stock issued for cashless exercise of options, amount		(333)	0	0
Net loss		0	(6,146,914)	(6,146,914)
Balance, amount at Jun. 30, 2024		73,726,457	(70,952,914)	2,792,754
Share based payments		133,631	0	133,631
Stock issued for cashless exercise of options, amount		(6)	0	0
Net loss		0	(457,546)	(457,546)
Balance, amount at Sep. 30, 2024		73,877,564	(71,410,460)	2,486,339
Balance, amount at Dec. 31, 2024	$ 19,236	73,925,861	(72,753,236)	1,191,861
Share based payments		60,527	0	60,527
Net loss		0	(1,679,220)	(1,679,220)
Balance, amount at Mar. 31, 2025		73,986,378	(74,432,456)	(426,832)
Balance, shares at Dec. 31, 2024	19,235,631
Balance, amount at Dec. 31, 2024	$ 19,236	73,925,861	(72,753,236)	$ 1,191,861
Stock issued for exercise of warrants, amount				200,000
Balance, amount at Sep. 30, 2025		74,025,320	(75,186,360)	$ (1,141,667)
Balance, amount at Mar. 31, 2025		73,986,378	(74,432,456)	(426,832)
Share based payments		19,428	0	19,428
Stock issued for cashless exercise of options, amount		(127)	0	0
Net loss		0	(1,541,916)	(1,541,916)
Balance, amount at Jun. 30, 2025		74,005,679	(75,974,372)	(1,949,320)
Share based payments		19,641	0	19,641
Balance, amount at Sep. 30, 2025		$ 74,025,320	$ (75,186,360)	$ (1,141,667)